Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2023 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2022 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of participants | employee	27,541	28,093
Average number of shares allocated per participant | shares	42	44
Total number of shares allocated | EquityInstruments	1,156,722	1,236,092
Market price per share | $ / shares	$ 23.75	$ 22.59
Total fair value	$ 27,472,148	$ 27,923,318
Other employee benefits	$ 28,000,000	$ 28,000,000